SCUDDER
                                                                   INVESTMENTS


              Scudder Capital Growth Fund

--------------------------------------------------------------------------------
                                         Class AARP and Class S Shares
--------------------------------------------------------------------------------

                                         Annual Report
                                         September 30, 2001





      The fund seeks to provide long-term capital growth while actively seeking to reduce downside risk compared with other growth mutual funds.

Contents
--------------------------------------------------------------------------------

   3    Letter from the Fund's President

   4    Performance Summary

   6    Portfolio Management Review

  10    Portfolio Summary

  12    Investment Portfolio

  17    Financial Statements

  21    Financial Highlights

  23    Notes to Financial Statements

  32    Report of Independent Accountants

  33    Tax Information

  34    Officers and Trustees

  35    Investment Products and Services

  37    Account Management Resources




Scudder Capital Growth Fund                      Ticker Symbol     Fund Number
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Class AARP                                           ACGFX             198
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Class S                                              SCGSX             398
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Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $325 billion in assets for individuals, corporate clients, retirement and pension plans, and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from aarp.scudder.com (Class AARP) or myScudder.com (Class S), talk to your financial representative or call Shareholder Services at 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S). The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Letter from the Fund's President
--------------------------------------------------------------------------------

Dear Shareholder,

The tragedy of September 11 forged many changes in America in a very short time. It changed the way we think about our freedom, our safety, and our position in the world. In the aftermath, however, we have seen great acts of heroism and determination, and it is those aspects of the American character that will guide our recovery.

While we have never faced this type of incident before, history shows that the American people and the U.S. financial systems will recover and endure, as they have through world wars, natural and man-made disasters, assassinations, and other world-shattering events. Some investors may respond to the uncertainty by selling assets and retreating to cash, but our experience has told us to keep a steady hand and a focus on our end goals in spite of short-term turbulence. Investors rarely benefit from hasty decisions. While some may experience temporary setbacks in the quest to achieve their goals, we have confidence in the resilience of the American people and our financial markets.

At Zurich Scudder Investments, we are ready to serve you. If you feel compelled to make changes in your investment program, please guard against overreaction to help maintain the best strategy and to achieve your personal long-term goals. If you have any questions, please call us toll-free or visit us on the Web.

Sincerely,

/s/Lin Coughlin

Linda C. Coughlin
President
Scudder Capital Growth Fund

   ----------------------------------------------------------------------------
                    AARP Investment Program            Scudder Class S
   Web site:           aarp.scudder.com                 myScudder.com
   Toll-free:           1-800-253-2277                  1-800-SCUDDER
   ----------------------------------------------------------------------------

Performance Summary                                           September 30, 2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Average Annual Total Returns
--------------------------------------------------------------------------------
                                             1-Year    3-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Scudder Capital Growth Fund -- Class AARP   -38.60%     1.92%    8.45%    10.24%
--------------------------------------------------------------------------------
S&P 500 Index+                              -26.63%     2.03%   10.22%    12.70%
--------------------------------------------------------------------------------

                                                                         Life of
                                                                 1-Year   Class*
--------------------------------------------------------------------------------
Scudder Capital Growth Fund -- Class S                         -38.60%   -35.63%
--------------------------------------------------------------------------------
S&P 500 Index+                                                 -26.63%   -22.91%
--------------------------------------------------------------------------------

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

* On July 17, 2000, the Fund commenced offering Class S shares. Index comparisons begin on July 31, 2000.

--------------------------------------------------------------------------------
 Net Asset Value and Distribution Information
--------------------------------------------------------------------------------
                                                       Class AARP      Class S
--------------------------------------------------------------------------------
Net Asset Value:
9/30/01                                                $   39.74     $   39.74
--------------------------------------------------------------------------------
9/30/00                                                $   73.41     $   73.41
--------------------------------------------------------------------------------
Distribution Information:
Twelve Months:
  Capital Gains Distributions                          $    7.71     $    7.71
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Class AARP Lipper Rankings -- Large-Cap Growth Funds Category
--------------------------------------------------------------------------------

                                                         Number of
                                                            Funds     Percentile
Period                                     Rank           Tracked      Ranking
--------------------------------------------------------------------------------
1-Year                                      264     of      817          33
--------------------------------------------------------------------------------
3-Year                                      171     of      508          34
--------------------------------------------------------------------------------
5-Year                                      104     of      300          35
--------------------------------------------------------------------------------
10-Year                                     40      of      91           44
--------------------------------------------------------------------------------

Rankings are historical and do not guarantee future results.

Source: Lipper, Inc.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

            Scudder Capital
            Growth Fund --
            Class AARP          S&P 500 Index+

      '91       10000               10000
      '92       10394               11107
      '93       12944               12551
      '94       12336               13013
      '95       15231               16884
      '96       17663               20316
      '97       25916               28536
      '98       25037               31117
      '99       34258               39774
      '00       43167               45063
      '01       26503               33049


                        Yearly periods ended September 30
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Comparative Results
--------------------------------------------------------------------------------

Scudder Capital Growth Fund                  1-Year    3-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Class AARP         Growth of $10,000         $6,140   $10,586   $15,005  $26,503
                   -------------------------------------------------------------
                   Average annual
                   total return              -38.60%   1.92%     8.45%    10.24%
--------------------------------------------------------------------------------
S&P 500 Index+     Growth of $10,000         $7,337   $10,623   $16,269  $33,049
                   -------------------------------------------------------------
                   Average annual
                   total return              -26.63%   2.03%    10.22%    12.70%
--------------------------------------------------------------------------------

The growth of $10,000 is cumulative.

+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns and rankings may differ by share classes. Performance of the classes may vary; expense ratios are the same.

Please call (800) 728-3337 for the fund's most up-to-date performance.

Portfolio Management Review
--------------------------------------------------------------------------------

Scudder Capital Growth Fund: A Team Approach to Investing

Scudder Capital Growth Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Lead Portfolio Manager William F. Gadsden joined the Advisor in 1983 and the fund team in 1989. Mr. Gadsden is responsible for the fund's investment strategy and daily operation. Mr. Gadsden has over 20 years of investment industry experience.

In the following interview, William Gadsden, portfolio manager of Scudder Capital Growth Fund, discusses market conditions and the fund's investment strategy during the 12-month period ended September 30, 2001.

                     Q: Please discuss the environment for the market and the fund during the past year.

                     A: It was a difficult environment for almost the entire period, particularly for growth stocks and for funds such as this that pursue a growth-oriented style. The poor environment for growth stocks was reflected in the fund's recent performance versus the S&P 500. For the one-year period ended September 30, 2001, the fund's Class S total return was -38.60, compared with a -26.63 percent return for the S&P 500. During periods in which growth lags significantly, we would expect the fund to perform in between the S&P 500 and the Russell 1000 Growth Index, as was the case during the year, when the Russell Index returned -45.64 percent. Also, the fund outperformed the average Lipper large-cap growth fund, which returned -43.77 percent.

                     Q: What sectors hurt performance the most?

                     A: Technology shares, as a group, were one of the poorest-performing areas of the portfolio. Even though the fund's allocation to the sector was lower than that of many of its peers, it nevertheless detracted from the fund's performance. Technology's downward trend, which began early last year, suddenly accelerated following the September 11 terrorist attacks. Those events shocked markets already weakened by slowing economic growth and declining corporate profitability. In just the three months ended September 30, the S&P 500 dropped almost 15 percent, while the Russell 1000 Growth Index fell more than 19 percent.

                     Q: What did you do that helped performance?

                     A: Basically, we weren't as aggressive as the average large-cap growth peer throughout the period. The fund went into the period with less exposure to technology than its peers, even though technology was still the largest sector in the portfolio. Health care was the biggest positive contributor over the past year. The defensive nature of the health care sector helped the fund in the volatile market environment. Given their attractive current prices and favorable growth outlooks, many companies in the sector fit nicely with our investment approach, which is to look for growth at a reasonable price. The fund was overweight relative to the S&P 500 by five to six percentage points in the health care sector. At the same time, some long-time holdings in this sector did well for the fund, including Baxter International, Abbott Laboratories and Bristol-Myers Squibb. More recent additions to the portfolio, including Johnson & Johnson and Tenet Healthcare, also contributed positively.

                     Q: What other changes have you made over the period?

                     A: At the end of March, we actually deepened the growth orientation of the portfolio. Most of the relative outperformance of growth as an investment style from recent years had been wrung out, and we purchased stocks on weakness. We increased the fund's positions in technology a bit and, in fact, benefited when these stocks went up in price in April. Obviously, we had no idea we would have a shock to the markets such as occurred on September 11. However, in our view, the shock only postpones a recovery that we believe should eventually benefit a number of sectors, including technology.

                     Beyond that, we have not made any major shifts in portfolio strategy or positioning.

                     It has been our experience that substantial changes made in an emotional and volatile market often prove costly in a longer-term context. We have reduced or eliminated a few positions in companies that, in our view, could suffer a longer-term impairment. Overall, the portfolio remains focused on high-quality companies that have demonstrated dominant competitive positions within their respective industries and superior earnings growth.

                     Q: What is your outlook for the months ahead?

                     A: We are reasonably optimistic for the next 12 months, partly because we think we have broken "the bubble." Two years ago, we had a stock market in which unproven companies were going public at $20 per share and rapidly increasing to $200 per share. Even though we knew that overly speculative market had to end, it was still a very uncomfortable environment for large-cap quality-growth investors such as us. We believe it's over now, and even though the transition back to a more normal market has been painful for investors who were exposed to it in a major way, we think it is a healthy thing for markets generally. Also, we believe the economy will recover. We've had 400 basis points (four percentage points) of stimulus in the form of short-term interest rate reductions by the Federal Reserve Board starting in January. That is one reason we were willing to position the portfolio a little more aggressively back in March: A bet against monetary stimulus has been a bet against history. If you look at prior periods following substantial monetary stimulus, you'll see favorable markets going forward almost every time.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                             September 30, 2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Asset Allocation                                       9/30/01        9/30/00
--------------------------------------------------------------------------------

Common Stocks                                              97%            97%
Cash Equivalents                                            3%             3%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Sector Diversification (Excludes Cash Equivalents)     9/30/01        9/30/00
--------------------------------------------------------------------------------

Health                                                     24%            17%
Technology                                                 21%            28%
Financial                                                  11%            11%
Consumer Discretionary                                      8%             5%
Media                                                       8%             7%
Consumer Staples                                            7%             7%
Energy                                                      6%             7%
Manufacturing                                               6%             7%
Service Industries                                          5%             2%
Other                                                       4%             9%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

Asset allocation and sector diversification are subject to change.

--------------------------------------------------------------------------------
 Ten Largest Equity Holdings at September 30, 2001* (34.6% of Portfolio)
--------------------------------------------------------------------------------
 1. Pfizer, Inc.                                                           4.9%
    Manufacturer of prescription pharmaceuticals and non-prescription self- medications
--------------------------------------------------------------------------------
 2. Microsoft Corp.                                                        4.7%
    Developer of computer software
--------------------------------------------------------------------------------
 3. General Electric Co.                                                   4.0%
    Producer of electrical equipment
--------------------------------------------------------------------------------
 4. American International Group, Inc.                                     3.6%
    Provider of insurance services
--------------------------------------------------------------------------------
 5. Wal-Mart Stores, Inc.                                                  3.2%
    Operator of discount stores
--------------------------------------------------------------------------------
 6. International Business Machines Corp.                                  3.1%
    Manufacturer of computers and servicer of information processing units
--------------------------------------------------------------------------------
 7. Johnson & Johnson                                                      2.9%
    Provider of health care products
--------------------------------------------------------------------------------
 8. Eli Lilly & Co.                                                        2.8%
    Producer of pharmaceuticals
--------------------------------------------------------------------------------
 9. Intel Corp.                                                            2.8%
    Designer, manufacturer and seller of computer components and related products
--------------------------------------------------------------------------------
10. Tenet Healthcare Corp.                                                 2.6%
    Operator of specialty and general hospitals
--------------------------------------------------------------------------------

* Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 12. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                    as of September 30, 2001
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                                                      Shares         Value ($)
--------------------------------------------------------------------------------
 Common Stocks 97.2%
--------------------------------------------------------------------------------

Communications 2.2%
--------------------------------------------------------------------------------

Cellular Telephone 1.0%
AT&T Wireless Services, Inc.*                        1,171,500      17,502,210
--------------------------------------------------------------------------------

Telephone/Communications 1.2%
BroadWing, Inc.*                                     1,089,400      17,517,552
JDS Uniphase Corp.*                                    371,500       2,347,880
--------------------------------------------------------------------------------
                                                                    19,865,432
--------------------------------------------------------------------------------

Consumer Discretionary 8.1%
--------------------------------------------------------------------------------

Department & Chain Stores 7.1%
Home Depot, Inc.                                       876,900      33,646,653
Target Corp.                                         1,005,000      31,908,750
Wal-Mart Stores, Inc.                                1,080,400      53,479,800
--------------------------------------------------------------------------------
                                                                   119,035,203
--------------------------------------------------------------------------------

Recreational Products 1.0%
Harley-Davidson, Inc.                                  403,900      16,357,950
--------------------------------------------------------------------------------

Consumer Staples 7.0%
--------------------------------------------------------------------------------

Food & Beverage 3.3%
Coca-Cola Co.                                          471,100      22,071,035
PepsiCo, Inc.                                          681,400      33,047,900
--------------------------------------------------------------------------------
                                                                    55,118,935
--------------------------------------------------------------------------------

Package Goods/Cosmetics 3.7%
Colgate-Palmolive Co.                                  672,000      39,144,000
Procter & Gamble Co.                                   310,800      22,623,132
--------------------------------------------------------------------------------
                                                                    61,767,132
--------------------------------------------------------------------------------

Durables 1.3%
--------------------------------------------------------------------------------

Aerospace 1.1%
United Technologies Corp.                              412,600      19,185,900
--------------------------------------------------------------------------------

Telecommunications Equipment 0.2%
Ciena Corp.*                                           298,200       3,068,478
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Energy 5.8%
--------------------------------------------------------------------------------

Oil & Gas Production 4.0%
Anadarko Petroleum Corp.                               778,600      37,435,088
EOG Resources, Inc.                                    489,400      14,158,342
Nabors Industries, Inc.*                               773,500      16,220,295
--------------------------------------------------------------------------------
                                                                    67,813,725
--------------------------------------------------------------------------------

Oilfield Services/Equipment 1.8%
Schlumberger Ltd.                                      669,600      30,600,720
--------------------------------------------------------------------------------

Financial 10.3%
--------------------------------------------------------------------------------

Banks 1.5%
State Street Corp.                                     538,600      24,506,300
--------------------------------------------------------------------------------

Consumer Finance 3.2%
American Express Co.                                   446,600      12,978,196
Citigroup, Inc.                                      1,023,266      41,442,273
--------------------------------------------------------------------------------
                                                                    54,420,469
--------------------------------------------------------------------------------

Insurance 4.1%
American International Group, Inc.                     767,430      59,859,540
Providian Financial Corp.                              485,600       9,784,840
--------------------------------------------------------------------------------
                                                                    69,644,380
--------------------------------------------------------------------------------

Other Financial Companies 1.5%
Marsh & McLennan Companies, Inc.                       251,600      24,329,720
--------------------------------------------------------------------------------

Health 23.5%
--------------------------------------------------------------------------------

Biotechnology 1.4%
MedImmune, Inc.*                                       663,100      23,626,253
--------------------------------------------------------------------------------

Hospital Management 2.6%
Tenet Healthcare Corp.*                                726,200      43,317,830
--------------------------------------------------------------------------------

Medical Supply & Specialty 2.9%
Baxter International, Inc.*                            515,000      28,350,750
Laboratory Corp. of America Holdings*                   69,400       5,610,990
Zimmer Holdings, Inc.*                                 558,830      15,507,533
--------------------------------------------------------------------------------
                                                                    49,469,273
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Pharmaceuticals 16.6%
Abbott Laboratories                                    778,900      40,385,965
Bristol-Myers Squibb Co.                               437,400      24,301,944
Eli Lilly & Co.                                        592,700      47,830,890
Johnson & Johnson                                      893,100      49,477,740
Merck & Co., Inc.                                      529,200      35,244,720
Pfizer, Inc.                                         2,057,625      82,510,763
--------------------------------------------------------------------------------
                                                                   279,752,022
--------------------------------------------------------------------------------

Manufacturing 6.2%
--------------------------------------------------------------------------------

Diversified Manufacturing 2.2%
Tyco International Ltd.                                815,600      37,109,800
--------------------------------------------------------------------------------

Electrical Products 4.0%
General Electric Co.                                 1,797,900      66,881,880
--------------------------------------------------------------------------------

Media 8.2%
--------------------------------------------------------------------------------

Advertising 1.5%
Omnicom Group, Inc.                                    380,300      24,681,470
--------------------------------------------------------------------------------

Broadcasting & Entertainment 4.6%
AOL Time Warner, Inc.*                               1,102,300      36,486,130
Liberty Media Corp. "A"*                             1,917,600      24,353,520
Viacom, Inc. "B"*                                      482,100      16,632,450
--------------------------------------------------------------------------------
                                                                    77,472,100
--------------------------------------------------------------------------------

Cable Television 2.1%
Comcast Corp. "A"*                                     962,600      34,528,462
--------------------------------------------------------------------------------

Service Industries 4.3%
--------------------------------------------------------------------------------

EDP Services 1.3%
Electronic Data Systems Corp.                          389,100      22,404,378
--------------------------------------------------------------------------------

Investment 2.6%
Franklin Resources, Inc.                               623,300      21,609,811
Merrill Lynch & Co., Inc.                              530,100      21,522,060
--------------------------------------------------------------------------------
                                                                    43,131,871
--------------------------------------------------------------------------------

Miscellaneous Commercial Services 0.4%
Siebel Systems, Inc.*                                  534,700       6,956,447
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Technology 20.3%
--------------------------------------------------------------------------------

Computer Software 6.2%
Microsoft Corp.*                                     1,535,800      78,586,886
Oracle Corp.*                                        1,965,200      24,722,216
--------------------------------------------------------------------------------
                                                                   103,309,102
--------------------------------------------------------------------------------

Diverse Electronic Products 1.9%
Applied Materials, Inc.*                             1,104,500      31,411,980
--------------------------------------------------------------------------------

EDP Peripherals 1.4%
EMC Corp.*                                           1,529,200      17,968,100
Veritas Software Corp.*                                266,300       4,910,572
--------------------------------------------------------------------------------
                                                                    22,878,672
--------------------------------------------------------------------------------

Electronic Components/Distributors 1.7%
Cisco Systems, Inc.*                                 2,058,200      25,068,876
Juniper Networks, Inc.*                                384,900       3,733,530
--------------------------------------------------------------------------------
                                                                    28,802,406
--------------------------------------------------------------------------------

Electronic Data Processing 3.1%
International Business Machines Corp.                  571,800      52,777,140
--------------------------------------------------------------------------------

Semiconductors 6.0%
Intel Corp.                                          2,325,580      47,418,576
Linear Technology Corp.                                525,800      17,246,240
Micron Technology, Inc.*                               428,500       8,068,655
Texas Instruments, Inc.                              1,035,600      25,869,288
Vitesse Semiconductor Corp.*                           374,800       2,904,700
--------------------------------------------------------------------------------
                                                                   101,507,459
--------------------------------------------------------------------------------
Total Common Stocks (Cost $1,852,807,123)                         1,633,235,099
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Principal Amount
                                                        ($)          Value ($)
--------------------------------------------------------------------------------
 Cash Equivalents 2.8%
--------------------------------------------------------------------------------
Zurich Scudder Cash Management QP Trust, 3.20%**
  (Cost $47,107,994)                                47,107,994      47,107,994
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%  (Cost $1,899,915,117) (a)  1,680,343,093
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

* Non-income producing security.

** Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The unaudited rate shown is the annualized seven-day yield at period end.

(a) The cost for federal income tax purposes was $1,902,004,052. At September 30, 2001, net unrealized depreciation for all securities based on tax cost was $221,660,959. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $235,680,985 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $457,341,944.




    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of September 30, 2001
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value (cost $1,899,915,117)        $ 1,680,343,093
--------------------------------------------------------------------------------
Cash                                                                      10,000
--------------------------------------------------------------------------------
Dividends receivable                                                     996,337
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                          974,810
--------------------------------------------------------------------------------
Total assets                                                       1,682,324,240
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                      5,624,683
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                       3,251,050
--------------------------------------------------------------------------------
Accrued management fee                                                 1,065,510
--------------------------------------------------------------------------------
Other accrued expenses and payables                                      676,013
--------------------------------------------------------------------------------
Total liabilities                                                     10,617,256
--------------------------------------------------------------------------------
Net assets, at value                                             $ 1,671,706,984
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
Net assets consist of:                                             (219,572,024)
Net unrealized appreciation (depreciation) on investments
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                               (119,230,894)
--------------------------------------------------------------------------------
Paid-in capital                                                    2,010,509,902
--------------------------------------------------------------------------------
Net assets, at value                                             $ 1,671,706,984
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of September 30, 2001 (continued)
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per
share ($1,278,952,019 / 32,182,933 outstanding
shares of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                      $        39.74
--------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per
share ($202,283,634 / 5,089,927 outstanding shares
of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                      $        39.74
--------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share
($100,506,319 / 2,530,731 outstanding shares of
beneficial interest, $.01 par value, unlimited
number of shares authorized)                                      $        39.71
--------------------------------------------------------------------------------
Maximum offering price per share (100 / 94.25 of $39.71)          $        42.13
--------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per
share (subject to contingent deferred sales charge)
($65,203,395 / 1,645,369 outstanding shares of
beneficial interest, $.01 par value, unlimited
number of shares authorized)                                      $        39.63
--------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per
share (subject to contingent deferred sales charge)
($19,427,742 / 490,271 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares
authorized)                                                       $        39.63
--------------------------------------------------------------------------------
Class I

Net Asset Value, offering and redemption price per share
(subject to contingent deferred sales charge)
($5,333,875 / 134,145 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares
authorized)                                                       $        39.76
--------------------------------------------------------------------------------





    The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------------------
 Statement of Operations for the year ended September 30, 2001
---------------------------------------------------------------------------------

Investment Income
---------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $30,382)              $    13,853,111
---------------------------------------------------------------------------------
Interest                                                                1,360,213
---------------------------------------------------------------------------------
Total Income                                                           15,213,324
---------------------------------------------------------------------------------
Expenses:
Management fee                                                         11,770,464
---------------------------------------------------------------------------------
Administrative fee                                                      6,109,679
---------------------------------------------------------------------------------
Distribution services fees                                                343,856
---------------------------------------------------------------------------------
Trustees' fees and expenses                                                50,060
---------------------------------------------------------------------------------
Other                                                                      51,448
---------------------------------------------------------------------------------
Total expenses, before expense reductions                              18,325,507
---------------------------------------------------------------------------------
Expense reductions                                                        (4,213)
---------------------------------------------------------------------------------
Total expenses, after expense reductions                               18,321,294
---------------------------------------------------------------------------------
Net investment income (loss)                                          (3,107,970)
---------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
---------------------------------------------------------------------------------
Net realized gain (loss) from investments                            (89,141,229)
---------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on
investments                                                         (911,441,189)
---------------------------------------------------------------------------------
Net gain (loss) on investment transactions                        (1,000,582,418)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $(1,003,690,388)
---------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------------------
 Statements of Changes in Net Assets
---------------------------------------------------------------------------------

                                                     Years Ended September 30,
Increase (Decrease) in Net Assets                      2001             2000
---------------------------------------------------------------------------------
Operations:
Net investment income (loss)                     $   (3,107,970)  $   (3,044,854)
---------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                        (89,141,229)      265,830,606
---------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period          (911,441,189)      202,013,652
---------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                  (1,003,690,388)      464,799,404
---------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:
  Class AARP                                                  --      (1,021,664)
---------------------------------------------------------------------------------
Net realized gains:
  Class AARP                                       (252,440,953)    (154,688,680)
---------------------------------------------------------------------------------
  Class S                                            (3,773,140)               --
---------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                            287,037,818      628,729,790
---------------------------------------------------------------------------------
Net assets acquired in tax-free reorganization       473,803,952               --
---------------------------------------------------------------------------------
Reinvestment of distributions                        242,240,639      147,667,614
---------------------------------------------------------------------------------
Cost of shares redeemed                            (528,798,353)    (363,478,388)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                   474,284,056      412,919,016
---------------------------------------------------------------------------------
Increase (decrease) in net assets                  (785,620,425)      722,008,076
---------------------------------------------------------------------------------
Net assets at beginning of period                  2,457,327,409    1,735,319,333
---------------------------------------------------------------------------------
Net assets at end of period                      $ 1,671,706,984  $ 2,457,327,409
---------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Class AARP^(a)

----------------------------------------------------------------------------------
 Years Ended September 30,             2001     2000      1999     1998      1997
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of
period                              $73.41    $62.68   $51.24    $57.84   $43.47
----------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^b     (.07)     (.10)      .04       .28      .34
----------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                      (25.89)    16.27    18.19    (2.26)    18.43
----------------------------------------------------------------------------------
  Total from investment operations  (25.96)    16.17    18.23    (1.98)    18.77
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 --     (.04)    (.24)     (.31)    (.41)
----------------------------------------------------------------------------------
  Net realized gains on
  investment transactions           (7.71)    (5.40)   (6.55)    (4.31)   (3.99)
----------------------------------------------------------------------------------
  Total distributions               (7.71)    (5.44)   (6.79)    (4.62)   (4.40)
----------------------------------------------------------------------------------
Net asset value, end of period      $39.74    $73.41   $62.68    $51.24   $57.84
----------------------------------------------------------------------------------
Total Return (%)                    (38.60)    26.01    36.83    (3.39)    46.72
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period
($ millions)                         1,279     2,450    1,735     1,247    1,228
----------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                         .88     .91^c      .91       .87      .92
----------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                         .88     .90^c      .91       .87      .92
----------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                           (.13)     (.13)      .07       .50      .70
----------------------------------------------------------------------------------
Portfolio turnover rate (%)             35        66       68        53       39
----------------------------------------------------------------------------------


^a On July 17, 2000, existing shares of the Fund were redesignated as Class AARP shares.

^b  Based on average shares outstanding during the period.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .90% and .90%, respectively.

Class S

--------------------------------------------------------------------------------
 Years Ended September 30,                                     2001^a    2000^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $73.41   $76.71
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c                                (.08)    (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                 (25.88)  (3.28)
--------------------------------------------------------------------------------
  Total from investment operations                             (25.96)  (3.30)
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions                (7.71)       --
--------------------------------------------------------------------------------
Net asset value, end of period                                 $39.74   $73.41
--------------------------------------------------------------------------------
Total Return (%)                                               (38.60)  (4.30)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            202        7
--------------------------------------------------------------------------------
Ratio of expenses (%)                                             .88     .89*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                       (.16)   (.15)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        35       66
--------------------------------------------------------------------------------

^a For the year ended September 30, 2001.

^b For the period from July 17, 2000 (commencement of sales of Class S shares) to September 30, 2000.

^c Based on average shares outstanding during the period.

*  Annualized

** Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------

A. Significant Accounting Policies

Scudder Capital Growth Fund (the "Fund") is a diversified series of Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. On June 25, 2001 the Fund commenced offering Class A, B, C and I shares. These classes of shares provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charge and have lower ongoing expenses than other classes. Shares of Class AARP are designed for members of AARP. Class AARP and S shares are not subject to initial or contingent deferred sales charges. Class S shares of the Fund are generally not available to new investors. Certain detailed information for Class A, B, C and I shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Zurich Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

From November 1, 2000 through September 30, 2001, the Fund incurred approximately $102,298,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending September 30, 2002.

In addition, during the year ended September 30, 2001, the Fund realized approximately $15,400,000 of losses, which were not recognized due to limitations under Section 382 of the Internal Revenue Code. These losses, that related to securities acquired in the merger with Classic Growth Fund (see Note
G), may be applied against any realized net taxable capital gains in future years subject to certain limitations under Sections 382-384.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to net investment losses incurred by the Fund and securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Other expenses in the Statement of Operations include ordinary changes of estimates in certain expenses.

B. Purchases and Sales of Securities

During the year ended September 30, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated $692,644,456 and $895,133,256, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.58% of the first $3,000,000,000 of the Fund's average daily net assets, 0.555% of the next $1,000,000,000 of such net assets and 0.53% of such net assets in excess of $4,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended September 30, 2001, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.58% of the Fund's average daily net assets.

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), ZSI provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.30% of average daily net assets for Class AARP and S shares, computed and accrued daily and payable monthly. The Administrative Fee under the Administrative Agreement for Class A, B, C and I shares for the period June 25, 2001 (commencement of sales) through September 30, 2001 was 0.325%, 0.375%, 0.350% and 0.10%, respectively, of average daily net assets, computed and accrued daily and payable monthly.

Various third party service providers, some of which are affiliated with ZSI, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Investments Service Company, an affiliate of ZSI, is the transfer, shareholder service and dividend-paying agent for Class A, B, C and I shares of the Fund. Scudder Service Corporation, also a subsidiary of ZSI, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of the Fund. Scudder Trust Company, an affiliate of ZSI, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. In addition, other service providers, not affiliated with ZSI provide certain services (i.e., custody, legal, audit) to the Fund under the Administrative Agreement. ZSI pays the service providers for the provision of their services to the Fund and will pay other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of Independent Trustees (including the fees and expenses of their independent counsel). For the year ended September 30, 2001, the Administrative Fee was as follows:

                                                                     Unpaid at
                                                                   September 30,
Administrative Fee                          Total Aggregated           2001
--------------------------------------------------------------------------------
Class AARP                                     $  5,630,172    $    315,348
--------------------------------------------------------------------------------
Class S                                             277,963          56,545
--------------------------------------------------------------------------------
Class A                                             101,722          29,309
--------------------------------------------------------------------------------
Class B                                              77,584          22,054
--------------------------------------------------------------------------------
Class C                                              20,551           5,999
--------------------------------------------------------------------------------
Class I                                               1,687             466
--------------------------------------------------------------------------------
                                               $  6,109,679    $    429,721
--------------------------------------------------------------------------------

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period June 25, 2001 (commencement of sales) through September 30, 2001, the Distribution Fee was as follows:

                                                                    Unpaid at
                                                                  September 30,
Distribution Fee                               Total Aggregated       2001
--------------------------------------------------------------------------------
Class B                                        $    155,168    $     44,106
--------------------------------------------------------------------------------
Class C                                              44,039          12,855
--------------------------------------------------------------------------------
                                               $    199,207    $     56,961
--------------------------------------------------------------------------------

In addition, SDI also provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the period June 25, 2001 (commencement of sales) through September 30, 2001, the Service Fee was as follows:

                                                                    Unpaid at
                                                                   September 30,
Service Fee                                    Total Aggregated       2001
--------------------------------------------------------------------------------
Class A                                        $     78,247    $     22,545
--------------------------------------------------------------------------------
Class B                                              51,722          14,702
--------------------------------------------------------------------------------
Class C                                              14,680           4,285
--------------------------------------------------------------------------------
                                               $    144,649    $     41,532
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A shares for the period June 25, 2001 (commencement of sales) through September 30, 2001 were $6,014.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period June 25, 2001 (commencement of sales) through September 30, 2001, the CDSC for Class B and C shares aggregated $54,806 and $171, respectively.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Zurich Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay ZSI a managment fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Fund for the year ended September 30, 2001, totaled $506,081 and are reflected as dividend income on the Statement of Operations.

Other Related Parties. AARP, through its affiliates, monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by ZSI. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows:
0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

                            Year Ended                      Year Ended
                        September 30, 2001              September 30, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class AARP          3,328,188    $195,588,661       8,686,235     $621,165,954+
--------------------------------------------------------------------------------
Class S             1,155,313      65,822,945          99,271       7,563,836*
--------------------------------------------------------------------------------
Class A**             261,543      11,969,573              --               --
--------------------------------------------------------------------------------
Class B**              82,845       3,753,752              --               --
--------------------------------------------------------------------------------
Class C**              58,044       2,621,994              --               --
--------------------------------------------------------------------------------
Class I**             145,527       7,280,893              --               --
--------------------------------------------------------------------------------
                                 $287,037,818                     $628,729,790
--------------------------------------------------------------------------------

Shares issued in tax-free reorganization
--------------------------------------------------------------------------------
Class S             4,748,391    $237,940,428              --     $         --
--------------------------------------------------------------------------------
Class A**           2,524,437     126,499,777              --               --
--------------------------------------------------------------------------------
Class B**           1,711,234      85,750,902              --               --
--------------------------------------------------------------------------------
Class C**             471,227      23,612,845              --               --
--------------------------------------------------------------------------------
                                 $473,803,952                     $         --
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP          4,144,131    $238,470,293       2,060,958     $147,667,614+
--------------------------------------------------------------------------------
Class S                65,526       3,770,346              --               --
--------------------------------------------------------------------------------
                                 $242,240,639                     $147,667,614
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class AARP        (8,668,860)    $(465,700,006)   (5,053,818)    $(363,174,055)+
--------------------------------------------------------------------------------
Class S             (974,558)    (42,917,133)         (4,016)       (304,333)*
--------------------------------------------------------------------------------
Class A**           (255,249)    (11,317,883)              --               --
--------------------------------------------------------------------------------
Class B**           (148,710)     (6,595,406)              --               --
--------------------------------------------------------------------------------
Class C**            (39,000)     (1,764,491)              --               --
--------------------------------------------------------------------------------
Class I**            (11,382)       (503,434)              --               --
--------------------------------------------------------------------------------
                                 $(528,798,353)                   $(363,478,388)
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP        (1,196,541)    $(31,641,052)      5,693,375     $405,659,513+
--------------------------------------------------------------------------------
Class S             4,994,672     264,616,586          95,255       7,259,503*
--------------------------------------------------------------------------------
Class A**           2,530,731     127,151,467              --               --
--------------------------------------------------------------------------------
Class B**           1,645,369      82,909,248              --               --
--------------------------------------------------------------------------------
Class C**             490,271      24,470,348              --               --
--------------------------------------------------------------------------------
Class I**             134,145       6,777,459              --               --
--------------------------------------------------------------------------------
                                 $474,284,056                     $412,919,016
--------------------------------------------------------------------------------

+ On July 17, 2000, existing shares of the Fund were redesignated as Class AARP shares.

* For the period from July 17, 2000 (commencement of sales of Class S shares) to September 30, 2000.

** For the period from June 25, 2001 (commencement of sales of Class A, B, C and I shares) to September 30, 2001.

E. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. For the year ended September 30, 2001, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $4,213 for custodian credits earned.

F. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. Acquisition of Assets

On June 22, 2001, the Fund acquired all of the net assets of Classic Growth Fund pursuant to a plan of reorganization approved by shareholders on May 24, 2001. The acquisition was accomplished by a tax-free exchange of 2,524,437 Class A shares, 1,711,234 Class B shares, 471,227 Class C shares and 4,748,391 Class S shares of the Fund, respectively, for 6,487,487 Class A shares, 4,533,197 Class B shares,

1,256,287 Class C shares and 12,264,414 Class S shares of Classic Growth Fund, respectively, outstanding on June 22, 2001. Classic Growth Fund's net assets at that date ($473,803,952), including $47,311,596 of net unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,761,773,495. The combined net assets of the Fund immediately following the acquisition were $2,235,577,447.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of Investment Trust and the Shareholders of Scudder Capital Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights included herein, present fairly, in all material respects, the financial position of Scudder Capital Growth Fund (the "Fund") at September 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights of the classes presented for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights presented (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts                               PricewaterhouseCoopers LLP
November 12, 2001

Tax Information                                                      (Unaudited)
--------------------------------------------------------------------------------


The Fund paid distributions of $6.42 per share from net long-term capital gains during its year ended September 30, 2001, of which 100% represents 20% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $16,615,000 as capital gain dividends for its year ended September 30, 2001, of which 100% represents 20% rate gains.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Officers and Trustees
--------------------------------------------------------------------------------

Linda C. Coughlin*                         William F. Glavin, Jr.*
   President and Trustee                      Vice President

Henry P. Becton, Jr.                       James E. Masur*
   Trustee; President,                        Vice President
   WGBH Educational
   Foundation                              Kathleen T. Millard*
                                              Vice President
Dawn-Marie Driscoll
   Trustee; President,                     Gary A. Langbaum*
   Driscoll Associates;                       Vice President
   Executive Fellow,
   Center for Business                     Robert D. Tymoczko*
   Ethics, Bentley College                    Vice President

Edgar R. Fiedler                           Howard S. Schneider*
   Trustee; Senior Fellow                     Vice President
   and Economic Counsellor,
   The Conference Board, Inc.              John Millette*
                                              Vice President and
Keith R. Fox                                  Secretary
   Trustee; General Partner,
   The Exeter Group of Funds               Kathryn L. Quirk*
                                              Vice President and
Jean Gleason Stromberg                        Assistant Secretary
   Trustee; Consultant
                                           John R. Hebble*
Jean C. Tempel                                Treasurer
   Trustee; Managing
   Director, First Light                   Thomas Lally*
   Capital, LLC                               Assistant Treasurer

Steven Zaleznick                           Brenda Lyons*
   Trustee; President and                     Assistant Treasurer
   Chief Executive Officer,
   AARP Services, Inc.                     Caroline Pearson*
                                              Assistant Secretary
Thomas V. Bruns*
   Vice President                          *   Zurich Scudder Investments, Inc.

William F. Gadsden*
   Vice President

Investment Products and Services
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
 Scudder Funds
-----------------------------------------------------------------------------------------

Core                                         Income

   Scudder Balanced Fund                        Scudder GNMA Fund
   Scudder Growth and Income Fund               Scudder High-Yield Opportunity Fund
   Scudder S&P 500 Index Fund                   Scudder Income Fund
   Scudder Select 500 Fund                      Scudder Short-Term Bond Fund
   Scudder Small Company Stock Fund
                                             Tax-Free Income
Growth
                                                Scudder California Tax-Free Income Fund*
   Scudder 21st Century Growth Fund             Scudder High-Yield Tax-Free Fund
   Scudder Capital Growth Fund                  Scudder Managed Municipal Bonds
   Scudder Development Fund                     Scudder Massachusetts Tax-Free Fund
   Scudder Large Company Growth Fund            Scudder Medium-Term Tax-Free Fund
   Scudder Select 1000 Growth Fund              Scudder New York Tax-Free Income Fund*

Value                                        Money Market

   Scudder Dividend & Growth Fund               Scudder Cash Investment Trust
   Scudder Large Company Value Fund             Scudder Money Market Series:
   Scudder Small Company Value Fund*              Prime Reserve Shares
                                                  Premium Shares
Sector                                            Managed Shares
                                                Scudder Tax-Free Money Fund
   Scudder Gold Fund                            Scudder U.S. Treasury Money Fund
   Scudder Health Care Fund
   Scudder Technology Innovation Fund

Asset Allocation

   Scudder Pathway Conservative Portfolio
   Scudder Pathway Moderate Portfolio
   Scudder Pathway Growth Portfolio

Global/International

   Scudder Emerging Markets Growth Fund
   Scudder Emerging Markets Income Fund
   Scudder Global Fund
   Scudder Global Bond Fund
   Scudder Global Discovery Fund
   Scudder Greater Europe Growth Fund
   Scudder International Fund
   Scudder Latin America Fund
   Scudder Pacific Opportunities Fund
   The Japan Fund, Inc.*
-----------------------------------------------------------------------------------------

*   Class S shares only

-----------------------------------------------------------------------------------------
 Retirement Programs and Education Accounts
-----------------------------------------------------------------------------------------

Retirement Programs                              Education Accounts

   Traditional IRA                                  Education IRA
   Roth IRA                                         UGMA/UTMA
   SEP-IRA                                          IRA for Minors
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities


-----------------------------------------------------------------------------------------
 Closed-End Funds
-----------------------------------------------------------------------------------------

   The Argentina Fund, Inc.                      Scudder High Income Trust
   The Brazil Fund, Inc.                         Scudder Intermediate Government Trust
   The Korea Fund, Inc.                          Scudder Multi-Market Income Trust
   Montgomery Street Income Securities, Inc.     Scudder Strategic Income Trust
   Scudder Global High Income Fund, Inc.         Scudder Strategic Municipal Income Trust
   Scudder New Asia Fund, Inc.                   Scudder Municipal Income Trust

-----------------------------------------------------------------------------------------

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------


For shareholders of Scudder funds including those in the AARP Investment Program
--------------------------------------------------------------------------------

 Convenient ways to   Automatic Investment Plan
    invest, quickly
       and reliably   A convenient investment program in which money is
                      electronically debited from your bank account monthly to
                      regularly purchase fund shares and "dollar cost average" --
                      buy more shares when the fund's price is lower and fewer
                      when it's higher, which can reduce your average purchase
                      price over time.*

                      Automatic Dividend Transfer

                      The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                      QuickBuy

                      Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                      Payroll Deduction and Direct Deposit

                      Have all or part of your paycheck -- even government checks
                      -- invested in up to four Scudder funds at one time.

                      *   Dollar cost averaging involves continuous investment
                          in securities regardless of price fluctuations and
                          does not assure a profit or protect against loss in
                          declining markets. Investors should consider their
                          ability to continue such a plan through periods of low
                          price levels.
--------------------------------------------------------------------------------

   Around-the-clock   Automated Information Lines
 electronic account
        service and   Scudder Class S Shareholders:
       information,   Call SAIL(TM)--1-800-343-2890
     including some
       transactions   AARP Investment Program Shareholders:
                      Call Easy-Access Line-- 1-800-631-4636

                      Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.

                      Web Site

                      Scudder Class S Shareholders --
                      myScudder.com

                      AARP Investment Program Shareholders--
                      aarp.scudder.com

                      Scudder's Web sites allow you to view your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

                      The sites also provide prospectuses and applications for
                      all Scudder funds, blank forms, interactive worksheets,
                      news about Scudder funds, subscription to fund updates by
                      e-mail, retirement planning information, and more.
--------------------------------------------------------------------------------


                                       37

--------------------------------------------------------------------------------

   Those who depend   Automatic Withdrawal Plan
      on investment
       proceeds for   You designate the bank account, determine the schedule (as
    living expenses   frequently as once a month) and amount of the redemptions,
    can enjoy these   and Scudder does the rest.
        convenient,
        timely, and   Distributions Direct
 reliable automated
withdrawal programs   Automatically deposits your fund distributions into the
                      bank account you designate within three business days after each distribution is paid.

                      QuickSell

                      Provides speedy access to your money by electronically
                      crediting your redemption proceeds to the bank account you previously designated.
--------------------------------------------------------------------------------

           For more   Scudder Class S Shareholders:
  information about
     these services   Call a Scudder representative at
                      1-800-SCUDDER

                      AARP Investment Program Shareholders:

                      Call an AARP Investment Program representative at
                      1-800-253-2277
--------------------------------------------------------------------------------

 Please address all   For Scudder Class S Shareholders:
            written
  correspondence to   Scudder Investments
                      PO Box 219669
                      Kansas City, MO
                      64121-9669

                      For AARP Investment Program Shareholders:

                      AARP Investment Program
                      from Scudder Investments
                      PO Box 219735
                      Kansas City, MO
                      64121-9735
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

SCUDDER
INVESTMENTS


Two International Place
Boston, MA 02110-4103


A member of [LOGO] Zurich Scudder Investments

                                                                     SCUDDER
                                                                   INVESTMENTS




              Scudder Capital Growth Fund

--------------------------------------------------------------------------------
                                         Classes A, B, C and I
--------------------------------------------------------------------------------

                                         Annual Report
                                         September 30, 2001


      The fund seeks to provide long-term capital growth while actively seeking to reduce downside risk compared with other growth mutual funds.

Contents
--------------------------------------------------------------------------------

   3    Performance Summary

   6    Economic Overview

   8    Portfolio Management Review

  13    Portfolio Summary

  15    Investment Portfolio

  19    Financial Statements

  23    Financial Highlights

  27    Notes to Financial Statements

  36    Report of Independent Accountants

  37    Tax Information

  38    Officers and Trustees

  39    Account Management Resources




Scudder Capital Growth Fund                      Nasdaq Symbol     CUSIP Number
--------------------------------------------------------------------------------
Class A                                              SDGAX          460965-742
--------------------------------------------------------------------------------
Class B                                              SDGBX          460965-734
--------------------------------------------------------------------------------
Class C                                              SDGCX          460965-726
--------------------------------------------------------------------------------

Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $325 billion in assets for individuals, corporate clients, retirement and pension plans, and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary                                           September 30, 2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Average Annual Total Returns (Unadjusted for Sales Charge)
--------------------------------------------------------------------------------
Scudder Capital Growth Fund                1-Year    3-Year   5-Year    10-Year
--------------------------------------------------------------------------------
Class A^(a)                               -38.76%     1.64%    8.16%       9.94%
--------------------------------------------------------------------------------
Class B^(a)                               -39.25%     0.83%    7.30%       9.06%
--------------------------------------------------------------------------------
Class C^(a)                               -39.23%     0.86%    7.33%       9.09%
--------------------------------------------------------------------------------
S&P 500 Index+                            -26.63%     2.03%   10.22%      12.70%
--------------------------------------------------------------------------------

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

--------------------------------------------------------------------------------
 Net Asset Value Information
--------------------------------------------------------------------------------
                                          Class A       Class B        Class C
--------------------------------------------------------------------------------
Net Asset Value:
9/30/01                                 $   39.71      $   39.63     $   39.63
--------------------------------------------------------------------------------
Commencement of sales (6/25/01)         $   50.11      $   50.11     $   50.11
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Class AARP Lipper Rankings* -- Large-Cap Growth Funds Category
--------------------------------------------------------------------------------
                                                         Number of
                                                            Funds     Percentile
Period                                     Rank           Tracked      Ranking
--------------------------------------------------------------------------------
1-Year                                      264     of      817          33
--------------------------------------------------------------------------------
3-Year                                      171     of      508          34
--------------------------------------------------------------------------------
5-Year                                      104     of      300          35
--------------------------------------------------------------------------------
10-Year                                     40      of      91           44
--------------------------------------------------------------------------------

Rankings are historical and do not guarantee future results.

Source: Lipper, Inc.

^(a) On June 25, 2001, the Fund began offering additional classes of shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class AARP shares of the Scudder Capital Growth Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment(b) (Adjusted for Sales Charge)
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

             Scudder Capital
             Growth Fund
             -- Class A       S&P 500 Index+

     '91        9425              10000
     '92        9770              11107
     '93       12132              12551
     '94       11531              13013
     '95       14198              16884
     '96       16420              20316
     '97       24026              28536
     '98       23147              31117
     '99       31585              39774
     '00       39690              45063
     '01       24305              33049


                        Yearly periods ended September 30
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Comparative Results (Adjusted for Sales Charge)
--------------------------------------------------------------------------------
 Scudder Capital Growth Fund                 1-Year    3-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Class A^(c)        Growth of $10,000         $5,771    $9,896   $13,951  $24,305
                   -------------------------------------------------------------
                   Average annual
                   total return              -42.29%   -0.35%    6.89%    9.29%
--------------------------------------------------------------------------------
Class B^(c)        Growth of $10,000         $5,914   $10,100   $14,134  $23,803
                   -------------------------------------------------------------
                   Average annual
                   total return              -40.86%   0.33%     7.16%    9.06%
--------------------------------------------------------------------------------
Class C^(c)        Growth of $10,000         $6,077   $10,260   $14,240  $23,866
                   -------------------------------------------------------------
                   Average annual
                   total return              -39.23%   0.86%     7.33%    9.09%
--------------------------------------------------------------------------------
S&P 500 Index+     Growth of $10,000         $7,337   $10,623   $16,269  $33,049
                   -------------------------------------------------------------
                   Average annual
                   total return              -26.63%   2.03%    10.22%    12.70%
--------------------------------------------------------------------------------

The growth of $10,000 is cumulative.

* Lipper, Inc. rankings are based on net asset value and do not include the effect of sales charges. If sales charges had been included, results might have been less favorable.

^(b) The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

^(c) On June 25, 2001 the Fund began offering additional classes of shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class AARP shares of the Scudder Capital Growth Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.75%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. The difference in expenses will affect performance.

+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns and rankings may differ by share class.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Economic Overview
--------------------------------------------------------------------------------

Dear Shareholder:

On the morning of September 11, U.S. economic conditions were uncertain at best, and the terrorist attacks on the World Trade Center and Pentagon only increased the odds of recession. The good news is that policymakers are moving aggressively to provide fiscal and monetary stimulus to keep the economy on track.

Consumers had too much debt and were trying to rein in their spending when the terrorist attacks sapped their confidence, and now they're spending less. Although people will still buy groceries, visit the doctor and pay their kid's tuition, we don't expect total consumption to get back to this last summer's level before the end of 2002. As their customers retrench, business executives will do the same. They already cut capital spending, and will review outlays for the coming months. As a result, we expect the economy to continue its decline until early next spring.

But before stuffing money under the mattress, investors can take heart that at the exact moment the private sector is cutting back, government is stepping up with huge new outlays. What's good about these outlays is that they aren't new programs that will last forever, and the economy will reap the benefits quickly. This stimulus may not prevent two or three quarters of negative growth, but it should shorten the correction process.

Recessions are never welcome, but they force people and businesses to reduce the excesses built up in a boom. As despicable as the terrorist attacks were, individuals and businesses are likely to react by aggressively correcting excesses that have built up over the past several years. That will hurt now but will brighten the medium-to-long term outlook.

--------------------------------------------------------------------------------
 Economic Guideposts Data as of 9/30/01
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                   2 years ago  1 year ago  6 months ago    Now

Inflation Rate (a)                      2.2        3.4         3.5          2.7
U.S. Unemployment Rate (b)              4.2        3.9         4.3          4.9
Federal Funds Rate (c)                  5.25       6.5         5.25         2.5
Industrial Production (d)               3.7        5.9         0.8         -4.8
Growth Rate of Personal Income (e)      4.5        7.0         6.7          4.8

--------------------------------------------------------------------------------
(a) The year-over-year percentage change in U.S. consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
    Sources: Bloomberg Business News, Zurich Scudder Investments, Inc.
--------------------------------------------------------------------------------


We believe Americans will quickly put their houses in order, and by the end of 2002, the stage should be set for another expansion. And because financial markets are forward looking, stock prices may begin to reflect this scenario well before then -- an important point for investors to keep in mind as they evaluate their holdings.

Zurich Scudder Investments, Inc.
Economics Group

The sources, opinions and forecasts expressed are those of the economic advisors of Zurich Scudder Investments, Inc. as of October 1, 2001, and may not actually come to pass.

Portfolio Management Review
--------------------------------------------------------------------------------


Scudder Capital Growth Fund: A Team Approach to Investing

Scudder Capital Growth Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Lead Portfolio Manager William F. Gadsden joined the Advisor in 1983 and the fund team in 1989. Mr. Gadsden is responsible for the fund's investment strategy and daily operation. Mr. Gadsden has over 20 years of investment industry experience.

In the following interview, William Gadsden, portfolio manager of Scudder Capital Growth Fund, discusses market conditions and the fund's investment strategy during the twelve-month period ended September 30, 2001.

In June of this year, shareholders of Classic Growth Fund approved a reorganization of their fund into Scudder Capital Growth Fund. The reorganization was completed on June 22, 2001. As you saw in the material that was sent to you for the purpose of soliciting your vote on the reorganization, Scudder Capital Growth Fund shares the same management team, and has similar investment strategies and portfolio investments as Classic Growth Fund. We believe Scudder Capital Growth Fund is appropriate for growth-oriented investors who are seeking diversification within their portfolios. If you have questions about your fund, please contact your financial advisor.

                    Q: Please discuss the environment for the market and the fund during the past year.

                    A: It was a difficult environment for almost the entire period, particularly for growth stocks and for funds such as this that pursue a growth-oriented style. The poor environment for growth stocks was reflected in the fund's recent performance versus the S&P 500. During the one-year period ended September 30, 2001, the fund's total return was -38.76 percent (Class A shares imputed and unadjusted for sales charge),^1 compared to a -26.63 percent return for the S&P 500. During periods where growth lags significantly, we would expect the fund to perform in between the S&P 500 and the Russell 1000 Growth Index, as was the case during the period, when the Russell Index returned -45.64 percent. Also, the fund outperformed the average Lipper large-cap growth fund, which returned -43.77 percent.

^1 Scudder Capital Growth Fund, Class A, B and C shares, began operations on June 25, 2001. Prior to this date, the fund's performance was derived from the fund's Class AARP shares. Performance of share classes may vary. Please refer to your prospectus.

                     Q: What sectors hurt performance the most?

                     A: Technology shares, as a group, were one of the poorest-performing areas of the portfolio. Even though the fund's allocation to the sector was lower than that of many of its peers, it nevertheless detracted from the fund's performance. Technology's downward trend, which began early last year, suddenly accelerated following the September 11 terrorist attacks. Those events shocked markets already weakened by slowing economic growth and declining corporate profitability. In just the three months ended September 30, the S&P 500 dropped almost 15 percent, while the Russell 1000 Growth Index fell more than 19 percent.

                     Q: What did you do that helped performance?

                     A: Basically, we weren't as aggressive as the average large-cap growth peer throughout the period. The fund went into the period with less exposure to technology than its peers, even though technology was still the largest sector in the portfolio. Health care was the biggest positive contributor over the past year. The defensive nature of the health care sector helped the fund during the volatile market environment. Many companies in the sector reconcile nicely with our investment approach, which is to look for growth at a reasonable price. The fund was overweight, relative to the S&P 500, by five to six percentage points in the health care sector. At the same time, some long-time holdings in this sector did well for the fund, including Baxter International, Abbott Laboratories and Bristol-Myers Squibb. More recent additions to the portfolio, including Johnson & Johnson and Tenet Healthcare, also contributed positively.

                     Q: What other changes have you made over the period?

                     A: At the end of March, we actually deepened the growth orientation of the portfolio. The first six months of the period was terrible for growth. Much of the relative outperformance of growth as an investment style from recent years had been wrung out and we purchased stocks on weakness. We increased our positions in technology a bit and, in fact, benefited when these stocks went up in price in April. Obviously we had no idea we would have a shock to the markets such as occurred on September 11. However, we do not believe that these events negate the possibility of an economic recovery. In our view the exogenous shock only postpones a recovery which should eventually benefit a number of sectors, including technology.

                     Beyond that, we have not made any major shifts in portfolio strategy or positioning. It has been our experience that substantial changes made in an emotional and volatile market often prove costly in a longer-term context. The few changes we have made were to address companies that, in our view, could suffer a longer-term impairment. Overall, the portfolio remains focused on high-quality companies that have demonstrated dominant competitive positions within their respective industries and superior earnings growth.

                     Q: What is your outlook for the months ahead?

                     A: We are reasonably optimistic for the next 12 months, partly because we think we've broken "the bubble." Two years ago, we had a stock market where unproven companies were going public at $20 per share and rapidly increasing to $200 per share, where grown-ups with families were giving up middle management jobs with pensions and benefits so they could day-trade technology stocks. Even though we knew that the overly speculative market had to end, it was still a very uncomfortable environment for large-cap quality-growth investors such as us. We believe it's over now, and even though the transition back to a more normal market has been painful for investors who were exposed to it in a major way, we think it is a healthy thing for markets generally. Also, we believe the economy will recover. We've had 400 basis points
                     (four percentage points) of stimulus in the form of short-term interest rate reductions by the Federal
                     Reserve Board starting in January. That is one reason we were willing to position the portfolio a little more aggressively back in March: A bet against monetary stimulus has been a bet against history. If you look at prior periods following substantial monetary stimulus, you'll see favorable markets going forward almost every time.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                             September 30, 2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Asset Allocation                                       9/30/01        9/30/00
--------------------------------------------------------------------------------

Common Stocks                                              97%            97%
Cash Equivalents                                            3%             3%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Sector Diversification (Excludes Cash Equivalents)     9/30/01        9/30/00
--------------------------------------------------------------------------------

Health                                                     24%            17%
Technology                                                 21%            28%
Financial                                                  11%            11%
Consumer Discretionary                                      8%             5%
Media                                                       8%             7%
Consumer Staples                                            7%             7%
Energy                                                      6%             7%
Manufacturing                                               6%             7%
Service Industries                                          5%             2%
Other                                                       4%             9%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

Asset allocation and sector diversification are subject to change.

--------------------------------------------------------------------------------
 Ten Largest Equity Holdings at September 30, 2001* (34.6% of Portfolio)
--------------------------------------------------------------------------------
 1. Pfizer, Inc.                                                           4.9%
    Manufacturer of prescription pharmaceuticals and non-prescription self medications
--------------------------------------------------------------------------------
 2. Microsoft Corp.                                                        4.7%
    Developer of computer software
--------------------------------------------------------------------------------
 3. General Electric Co.                                                   4.0%
    Producer of electrical equipment
--------------------------------------------------------------------------------
 4. American International Group, Inc.                                     3.6%
    Provider of insurance services
--------------------------------------------------------------------------------
 5. Wal-Mart Stores, Inc.                                                  3.2%
    Operator of discount stores
--------------------------------------------------------------------------------
 6. International Business Machines Corp.                                  3.1%
    Manufacturer of computers and servicer of information processing units
--------------------------------------------------------------------------------
 7. Johnson & Johnson                                                      2.9%
    Provider of health care products
--------------------------------------------------------------------------------
 8. Eli Lilly & Co.                                                        2.8%
    Producer of pharmaceuticals
--------------------------------------------------------------------------------
 9. Intel Corp.                                                            2.8%
    Designer, manufacturer and seller of computer components and related products
--------------------------------------------------------------------------------
10. Tenet Healthcare Corp.                                                 2.6%
    Operator of specialty and general hospitals
--------------------------------------------------------------------------------

* Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 15. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                    as of September 30, 2001
--------------------------------------------------------------------------------


                                                      Shares         Value ($)
--------------------------------------------------------------------------------
 Common Stocks 97.2%
--------------------------------------------------------------------------------

Communications 2.2%
--------------------------------------------------------------------------------

Cellular Telephone 1.0%
AT&T Wireless Services, Inc.*                        1,171,500      17,502,210
--------------------------------------------------------------------------------

Telephone/Communications 1.2%
BroadWing, Inc.*                                     1,089,400      17,517,552
JDS Uniphase Corp.*                                    371,500       2,347,880
--------------------------------------------------------------------------------
                                                                    19,865,432
--------------------------------------------------------------------------------

Consumer Discretionary 8.1%
--------------------------------------------------------------------------------

Department & Chain Stores 7.1%
Home Depot, Inc.                                       876,900      33,646,653
Target Corp.                                         1,005,000      31,908,750
Wal-Mart Stores, Inc.                                1,080,400      53,479,800
--------------------------------------------------------------------------------
                                                                   119,035,203
--------------------------------------------------------------------------------

Recreational Products 1.0%
Harley-Davidson, Inc.                                  403,900      16,357,950
--------------------------------------------------------------------------------

Consumer Staples 7.0%
--------------------------------------------------------------------------------

Food & Beverage 3.3%
Coca-Cola Co.                                          471,100      22,071,035
PepsiCo, Inc.                                          681,400      33,047,900
--------------------------------------------------------------------------------
                                                                    55,118,935
--------------------------------------------------------------------------------

Package Goods/Cosmetics 3.7%
Colgate-Palmolive Co.                                  672,000      39,144,000
Procter & Gamble Co.                                   310,800      22,623,132
--------------------------------------------------------------------------------
                                                                    61,767,132
--------------------------------------------------------------------------------

Durables 1.3%
--------------------------------------------------------------------------------

Aerospace 1.1%
United Technologies Corp.                              412,600      19,185,900
--------------------------------------------------------------------------------

Telecommunications Equipment 0.2%
Ciena Corp.*                                           298,200       3,068,478
--------------------------------------------------------------------------------

Energy 5.8%
--------------------------------------------------------------------------------

Oil & Gas Production 4.0%
Anadarko Petroleum Corp.                               778,600      37,435,088


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
EOG Resources, Inc.                                    489,400      14,158,342
Nabors Industries, Inc.*                               773,500      16,220,295
--------------------------------------------------------------------------------
                                                                    67,813,725
--------------------------------------------------------------------------------

Oilfield Services/Equipment 1.8%
Schlumberger Ltd.                                      669,600      30,600,720
--------------------------------------------------------------------------------

Financial 10.3%
--------------------------------------------------------------------------------

Banks 1.5%
State Street Corp.                                     538,600      24,506,300
--------------------------------------------------------------------------------

Consumer Finance 3.2%
American Express Co.                                   446,600      12,978,196
Citigroup, Inc.                                      1,023,266      41,442,273
--------------------------------------------------------------------------------
                                                                    54,420,469
--------------------------------------------------------------------------------

Insurance 4.1%
American International Group, Inc.                     767,430      59,859,540
Providian Financial Corp.                              485,600       9,784,840
--------------------------------------------------------------------------------
                                                                    69,644,380
--------------------------------------------------------------------------------

Other Financial Companies 1.5%
Marsh & McLennan Companies, Inc.                       251,600      24,329,720
--------------------------------------------------------------------------------

Health 23.5%
--------------------------------------------------------------------------------

Biotechnology 1.4%
MedImmune, Inc.*                                       663,100      23,626,253
--------------------------------------------------------------------------------

Hospital Management 2.6%
Tenet Healthcare Corp.*                                726,200      43,317,830
--------------------------------------------------------------------------------

Medical Supply & Specialty 2.9%
Baxter International, Inc.*                            515,000      28,350,750
Laboratory Corp. of America Holdings*                   69,400       5,610,990
Zimmer Holdings, Inc.*                                 558,830      15,507,533
--------------------------------------------------------------------------------
                                                                    49,469,273
--------------------------------------------------------------------------------

Pharmaceuticals 16.6%
Abbott Laboratories                                    778,900      40,385,965
Bristol-Myers Squibb Co.                               437,400      24,301,944
Eli Lilly & Co.                                        592,700      47,830,890
Johnson & Johnson                                      893,100      49,477,740


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Merck & Co., Inc.                                      529,200      35,244,720
Pfizer, Inc.                                         2,057,625      82,510,763
--------------------------------------------------------------------------------
                                                                   279,752,022
--------------------------------------------------------------------------------

Manufacturing 6.2%
--------------------------------------------------------------------------------

Diversified Manufacturing 2.2%
Tyco International Ltd.                                815,600      37,109,800
--------------------------------------------------------------------------------

Electrical Products 4.0%
General Electric Co.                                 1,797,900      66,881,880
--------------------------------------------------------------------------------

Media 8.2%
--------------------------------------------------------------------------------

Advertising 1.5%
Omnicom Group, Inc.                                    380,300      24,681,470
--------------------------------------------------------------------------------

Broadcasting & Entertainment 4.6%
AOL Time Warner, Inc.*                               1,102,300      36,486,130
Liberty Media Corp. "A"*                             1,917,600      24,353,520
Viacom, Inc. "B"*                                      482,100      16,632,450
--------------------------------------------------------------------------------
                                                                    77,472,100
--------------------------------------------------------------------------------

Cable Television 2.1%
Comcast Corp. "A"*                                     962,600      34,528,462
--------------------------------------------------------------------------------

Service Industries 4.3%
--------------------------------------------------------------------------------

EDP Services 1.3%
Electronic Data Systems Corp.                          389,100      22,404,378
--------------------------------------------------------------------------------

Investment 2.6%
Franklin Resources, Inc.                               623,300      21,609,811
Merrill Lynch & Co., Inc.                              530,100      21,522,060
--------------------------------------------------------------------------------
                                                                    43,131,871
--------------------------------------------------------------------------------

Miscellaneous Commercial Services 0.4%
Siebel Systems, Inc.*                                  534,700       6,956,447
--------------------------------------------------------------------------------

Technology 20.3%
--------------------------------------------------------------------------------

Computer Software 6.2%
Microsoft Corp.*                                     1,535,800      78,586,886
Oracle Corp.*                                        1,965,200      24,722,216
--------------------------------------------------------------------------------
                                                                   103,309,102
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Diverse Electronic Products 1.9%
Applied Materials, Inc.*                             1,104,500      31,411,980
--------------------------------------------------------------------------------

EDP Peripherals 1.4%
EMC Corp.*                                           1,529,200      17,968,100
Veritas Software Corp.*                                266,300       4,910,572
--------------------------------------------------------------------------------
                                                                    22,878,672
--------------------------------------------------------------------------------

Electronic Components/Distributors 1.7%
Cisco Systems, Inc.*                                 2,058,200      25,068,876
Juniper Networks, Inc.*                                384,900       3,733,530
--------------------------------------------------------------------------------
                                                                    28,802,406
--------------------------------------------------------------------------------

Electronic Data Processing 3.1%
International Business Machines Corp.                  571,800      52,777,140
--------------------------------------------------------------------------------

Semiconductors 6.0%
Intel Corp.                                          2,325,580      47,418,576
Linear Technology Corp.                                525,800      17,246,240
Micron Technology, Inc.*                               428,500       8,068,655
Texas Instruments, Inc.                              1,035,600      25,869,288
Vitesse Semiconductor Corp.*                           374,800       2,904,700
--------------------------------------------------------------------------------
                                                                   101,507,459
--------------------------------------------------------------------------------
Total Common Stocks (Cost $1,852,807,123)                         1,633,235,099
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Principal Amount    Value ($)
                                                        ($)
--------------------------------------------------------------------------------
 Cash Equivalents 2.8%
--------------------------------------------------------------------------------
Zurich Scudder Cash Management QP Trust, 3.20%**
  (Cost $47,107,994)                                47,107,994      47,107,994
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%  (Cost $1,899,915,117) (a)   1,680,343,093
--------------------------------------------------------------------------------

*   Non-income producing security.

** Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The unaudited rate shown is the annualized seven-day yield at period end.

(a) The cost for federal income tax purposes was $1,902,004,052. At September 30, 2001, net unrealized depreciation for all securities based on tax cost was $221,660,959. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $235,680,985 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $457,341,944.


    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of September 30, 2001
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value (cost $1,899,915,117)        $ 1,680,343,093
--------------------------------------------------------------------------------
Cash                                                                      10,000
--------------------------------------------------------------------------------
Dividends receivable                                                     996,337
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                          974,810
--------------------------------------------------------------------------------
Total assets                                                       1,682,324,240
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                      5,624,683
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                       3,251,050
--------------------------------------------------------------------------------
Accrued management fee                                                 1,065,510
--------------------------------------------------------------------------------
Other accrued expenses and payables                                      676,013
--------------------------------------------------------------------------------
Total liabilities                                                     10,617,256
--------------------------------------------------------------------------------
Net assets, at value                                             $ 1,671,706,984
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
Net assets consist of:
Net unrealized appreciation (depreciation) on investments          (219,572,024)
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                               (119,230,894)
--------------------------------------------------------------------------------
Paid-in capital                                                    2,010,509,902
--------------------------------------------------------------------------------
Net assets, at value                                             $ 1,671,706,984
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of September 30, 2001 (continued)
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per
share ($1,278,952,019 / 32,182,933 outstanding shares
of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                     $         39.74
--------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per
share ($202,283,634 / 5,089,927 outstanding shares
of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                     $         39.74
--------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share
($100,506,319 / 2,530,731 outstanding shares of
beneficial interest, $.01 par value, unlimited
number of shares authorized)                                     $         39.71
--------------------------------------------------------------------------------
Maximum offering price per share (100 / 94.25 of $39.71)         $         42.13
--------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per
share (subject to contingent deferred sales charge)
($65,203,395 / 1,645,369 outstanding shares of
beneficial interest, $.01 par value, unlimited number
of shares authorized)                                            $         39.63
--------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($19,427,742 / 490,271
outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                           $         39.63
--------------------------------------------------------------------------------

Class I
Net Asset Value, offering and redemption price per
share (subject to contingent deferred sales charge)
($5,333,875 / 134,145 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares
authorized)                                                      $         39.76
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

 Statement of Operations for the year ended September 30, 2001

Investment Income
--------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $30,382)             $    13,853,111
--------------------------------------------------------------------------------
Interest                                                               1,360,213
--------------------------------------------------------------------------------
Total Income                                                          15,213,324
--------------------------------------------------------------------------------
Expenses:
Management fee                                                        11,770,464
--------------------------------------------------------------------------------
Administrative fee                                                     6,109,679
--------------------------------------------------------------------------------
Distribution services fees                                               343,856
--------------------------------------------------------------------------------
Trustees' fees and expenses                                               50,060
--------------------------------------------------------------------------------
Other                                                                     51,448
--------------------------------------------------------------------------------
Total expenses, before expense reductions                             18,325,507
--------------------------------------------------------------------------------
Expense reductions                                                       (4,213)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                              18,321,294
--------------------------------------------------------------------------------
Net investment income (loss)                                         (3,107,970)
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from investments                           (89,141,229)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on
investments                                                        (911,441,189)
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                       (1,000,582,418)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                      $(1,003,690,388)
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

 Statements of Changes in Net Assets

Increase (Decrease) in Net Assets                    Years Ended September 30,
                                                       2001             2000
--------------------------------------------------------------------------------
Operations:
Net investment income (loss)                    $   (3,107,970)  $   (3,044,854)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                       (89,141,229)      265,830,606
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period         (911,441,189)      202,013,652
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       (1,003,690,388)      464,799,404
--------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:
  Class AARP                                                 --      (1,021,664)
--------------------------------------------------------------------------------
Net realized gains:
  Class AARP                                      (252,440,953)    (154,688,680)
--------------------------------------------------------------------------------
  Class S                                           (3,773,140)               --
--------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                           287,037,818      628,729,790
--------------------------------------------------------------------------------
Net assets acquired in tax-free reorganization      473,803,952               --
--------------------------------------------------------------------------------
Reinvestment of distributions                       242,240,639      147,667,614
--------------------------------------------------------------------------------
Cost of shares redeemed                           (528,798,353)    (363,478,388)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                  474,284,056      412,919,016
--------------------------------------------------------------------------------
Increase (decrease) in net assets                 (785,620,425)      722,008,076
--------------------------------------------------------------------------------
Net assets at beginning of period                 2,457,327,409    1,735,319,333
--------------------------------------------------------------------------------
Net assets at end of period                     $ 1,671,706,984  $ 2,457,327,409
--------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Class A

--------------------------------------------------------------------------------
                                                                         2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $50.11
--------------------------------------------------------------------------------
Income (loss) from investment operations:                                (.07)
  Net investment income (loss)^b
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (10.33)
--------------------------------------------------------------------------------
  Total from investment operations                                      (10.40)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $39.71
--------------------------------------------------------------------------------
Total Return (%)^c                                                     (20.75)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     101
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.16*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (.44)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 35
--------------------------------------------------------------------------------

^a For the period from June 25, 2001 (commencement of sales of Class A shares) to September 30, 2001.

^b       Based on average shares outstanding during the period.

^c       Total return does not reflect the effect of any sales charges.

*        Annualized

**       Not annualized

Class B

--------------------------------------------------------------------------------
                                                                        2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $50.11
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                         (.19)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (10.29)
--------------------------------------------------------------------------------
  Total from investment operations                                      (10.48)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $39.63
--------------------------------------------------------------------------------
Total Return (%)^c                                                     (20.91)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      65
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.96*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (1.24)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 35
--------------------------------------------------------------------------------

^a For the period from June 25, 2001 (commencement of sales of Class B shares) to September 30, 2001.

^b  Based on average shares outstanding during the period.

^c  Total return does not reflect the effect of any sales charges.

*   Annualized

**  Not annualized

Class C

--------------------------------------------------------------------------------
                                                                         2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $50.11
--------------------------------------------------------------------------------
Income (loss) from investment operations:                                (.19)
  Net investment income (loss)^b
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (10.29)
--------------------------------------------------------------------------------
  Total from investment operations                                      (10.48)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $39.63
--------------------------------------------------------------------------------
Total Return (%)^c                                                     (20.91)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      19
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.94*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (1.22)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 35
--------------------------------------------------------------------------------

^a For the period from June 25, 2001 (commencement of sales of Class C shares) to September 30, 2001.

^b  Based on average shares outstanding during the period.

^c  Total return does not reflect the effect of any sales charges.

*   Annualized

**  Not annualized

Class I

--------------------------------------------------------------------------------
                                                                         2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $50.11
--------------------------------------------------------------------------------
Income (loss) from investment operations:                                 --^c
  Net investment income (loss)^b
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (10.35)
--------------------------------------------------------------------------------
  Total from investment operations                                      (10.35)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $39.76
--------------------------------------------------------------------------------
Total Return (%)                                                       (20.65)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                       5
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                     .69*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                 .04*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 35
--------------------------------------------------------------------------------

^a For the period from June 25, 2001 (commencement of sales of Class I shares) to September 30, 2001.

^b  Based on average shares outstanding during the period.

^c  Amount is less than $.005 per share.

*   Annualized

**  Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------

A. Significant Accounting Policies

Scudder Capital Growth Fund (the "Fund") is a diversified series of Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. On June 25, 2001 the Fund commenced offering Class A, B, C and I shares. These classes of shares provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charge and have lower ongoing expenses than other classes. Shares of Class AARP are designed for members of AARP. Class AARP and S shares are not subject to initial or contingent deferred sales charges. Class S shares of the Fund are generally not available to new investors. Certain detailed information for Class A, B, C and I shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Zurich Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

From November 1, 2000 through September 30, 2001, the Fund incurred approximately $102,298,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending September 30, 2002.

In addition, during the year ended September 30, 2001, the Fund realized approximately $15,400,000 of losses, which were not recognized due to limitations under Section 382 of the Internal Revenue Code. These losses, that related to securities acquired in the merger with Classic Growth Fund (see Note
G), may be applied against any realized net taxable capital gains in future years subject to certain limitations under Sections 382-384.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to net investment losses incurred by the Fund and securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Other expenses in the Statement of Operations include ordinary changes of estimates in certain expenses.

B. Purchases and Sales of Securities

During the year ended September 30, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated $692,644,456 and $895,133,256, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.58% of the first $3,000,000,000 of the Fund's average daily net assets, 0.555% of the next $1,000,000,000 of such net assets and 0.53% of such net assets in excess of $4,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended September 30, 2001, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.58% of the Fund's average daily net assets.

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), ZSI provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.30% of average daily net assets for Class AARP and S shares, computed and accrued daily and payable monthly. The Administrative Fee under the Administrative Agreement for Class A, B, C and I shares for the period June 25, 2001 (commencement of sales) through September 30, 2001 was 0.325%, 0.375%, 0.350% and 0.10%, respectively, of average daily net assets, computed and accrued daily and payable monthly.

Various third party service providers, some of which are affiliated with ZSI, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Investments Service Company, an affiliate of ZSI, is the transfer, shareholder service and dividend-paying agent for Class A, B, C and I shares of the Fund. Scudder Service Corporation, also a subsidiary of ZSI, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of the Fund. Scudder Trust Company, an affiliate of ZSI, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. In addition, other service providers, not affiliated with ZSI provide certain services (i.e., custody, legal, audit) to the Fund under the Administrative Agreement. ZSI pays the service providers for the provision of their services to the Fund and will pay other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of Independent Trustees (including the fees and expenses of their independent counsel). For the year ended September 30, 2001, the Administrative Fee was as follows:

                                                                     Unpaid at
                                                                   September 30,
Administrative Fee                          Total Aggregated           2001
--------------------------------------------------------------------------------
Class AARP                                     $  5,630,172    $    315,348
--------------------------------------------------------------------------------
Class S                                             277,963          56,545
--------------------------------------------------------------------------------
Class A                                             101,722          29,309
--------------------------------------------------------------------------------
Class B                                              77,584          22,054
--------------------------------------------------------------------------------
Class C                                              20,551           5,999
--------------------------------------------------------------------------------
Class I                                               1,687             466
--------------------------------------------------------------------------------
                                               $  6,109,679    $    429,721
--------------------------------------------------------------------------------

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period June 25, 2001 (commencement of sales) through September 30, 2001, the Distribution Fee was as follows:

                                                                    Unpaid at
                                                                  September 30,
Distribution Fee                               Total Aggregated       2001
--------------------------------------------------------------------------------
Class B                                        $    155,168    $     44,106
--------------------------------------------------------------------------------
Class C                                              44,039          12,855
--------------------------------------------------------------------------------
                                               $    199,207    $     56,961
--------------------------------------------------------------------------------

In addition, SDI also provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the period June 25, 2001 (commencement of sales) through September 30, 2001, the Service Fee was as follows:

                                                                    Unpaid at
                                                                   September 30,
Service Fee                                    Total Aggregated       2001
--------------------------------------------------------------------------------
Class A                                        $     78,247    $     22,545
--------------------------------------------------------------------------------
Class B                                              51,722          14,702
--------------------------------------------------------------------------------
Class C                                              14,680           4,285
--------------------------------------------------------------------------------
                                               $    144,649    $     41,532
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A shares for the period June 25, 2001 (commencement of sales) through September 30, 2001 were $6,014.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period June 25, 2001 (commencement of sales) through September 30, 2001, the CDSC for Class B and C shares aggregated $54,806 and $171, respectively.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Zurich Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay ZSI a managment fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Fund for the year ended September 30, 2001, totaled $506,081 and are reflected as dividend income on the Statement of Operations.

Other Related Parties. AARP, through its affiliates, monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by ZSI. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows:
0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

                            Year Ended                      Year Ended
                        September 30, 2001              September 30, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class AARP          3,328,188    $195,588,661       8,686,235     $621,165,954+
--------------------------------------------------------------------------------
Class S             1,155,313      65,822,945          99,271       7,563,836*
--------------------------------------------------------------------------------
Class A**             261,543      11,969,573              --               --
--------------------------------------------------------------------------------
Class B**              82,845       3,753,752              --               --
--------------------------------------------------------------------------------
Class C**              58,044       2,621,994              --               --
--------------------------------------------------------------------------------
Class I**             145,527       7,280,893              --               --
--------------------------------------------------------------------------------
                                 $287,037,818                     $628,729,790
--------------------------------------------------------------------------------

Shares issued in tax-free reorganization
--------------------------------------------------------------------------------
Class S             4,748,391    $237,940,428              --     $         --
--------------------------------------------------------------------------------
Class A**           2,524,437     126,499,777              --               --
--------------------------------------------------------------------------------
Class B**           1,711,234      85,750,902              --               --
--------------------------------------------------------------------------------
Class C**             471,227      23,612,845              --               --
--------------------------------------------------------------------------------
                                 $473,803,952                     $         --
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP          4,144,131    $238,470,293       2,060,958     $147,667,614+
--------------------------------------------------------------------------------
Class S                65,526       3,770,346              --               --
--------------------------------------------------------------------------------
                                 $242,240,639                     $147,667,614
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class AARP        (8,668,860)    $(465,700,006)   (5,053,818)    $(363,174,055)+
--------------------------------------------------------------------------------
Class S             (974,558)    (42,917,133)         (4,016)       (304,333)*
--------------------------------------------------------------------------------
Class A**           (255,249)    (11,317,883)              --               --
--------------------------------------------------------------------------------
Class B**           (148,710)     (6,595,406)              --               --
--------------------------------------------------------------------------------
Class C**            (39,000)     (1,764,491)              --               --
--------------------------------------------------------------------------------
Class I**            (11,382)       (503,434)              --               --
--------------------------------------------------------------------------------
                                 $(528,798,353)                   $(363,478,388)
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP        (1,196,541)    $(31,641,052)      5,693,375     $405,659,513+
--------------------------------------------------------------------------------
Class S             4,994,672     264,616,586          95,255       7,259,503*
--------------------------------------------------------------------------------
Class A**           2,530,731     127,151,467              --               --
--------------------------------------------------------------------------------
Class B**           1,645,369      82,909,248              --               --
--------------------------------------------------------------------------------
Class C**             490,271      24,470,348              --               --
--------------------------------------------------------------------------------
Class I**             134,145       6,777,459              --               --
--------------------------------------------------------------------------------
                                 $474,284,056                     $412,919,016
--------------------------------------------------------------------------------

+ On July 17, 2000, existing shares of the Fund were redesignated as Class AARP shares.

* For the period from July 17, 2000 (commencement of sales of Class S shares) to September 30, 2000.

** For the period from June 25, 2001 (commencement of sales of Class A, B, C and I shares) to September 30, 2001.

E. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. For the year ended September 30, 2001, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $4,213 for custodian credits earned.

F. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. Acquisition of Assets

On June 22, 2001, the Fund acquired all of the net assets of Classic Growth Fund pursuant to a plan of reorganization approved by shareholders on May 24, 2001. The acquisition was accomplished by a tax-free exchange of 2,524,437 Class A shares, 1,711,234 Class B shares, 471,227 Class C shares and 4,748,391 Class S shares of the Fund, respectively, for 6,487,487 Class A shares, 4,533,197 Class B shares,

1,256,287 Class C shares and 12,264,414 Class S shares of Classic Growth Fund, respectively, outstanding on June 22, 2001. Classic Growth Fund's net assets at that date ($473,803,952), including $47,311,596 of net unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,761,773,495. The combined net assets of the Fund immediately following the acquisition were $2,235,577,447.

Report of Independent Accountants
--------------------------------------------------------------------------------


To the Trustees of Investment Trust and the Shareholders of Scudder Capital Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights included herein, present fairly, in all material respects, the financial position of Scudder Capital Growth Fund (the "Fund") at September 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights of the classes presented for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights presented (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts                                PricewaterhouseCoopers LLP
November 12, 2001

Tax Information                                                      (Unaudited)
--------------------------------------------------------------------------------


The Fund paid distributions of $6.42 per share from net long-term capital gains during its year ended September 30, 2001, of which 100% represents 20% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $16,615,000 as capital gain dividends for its year ended September 30, 2001, of which 100% represents 20% rate gains.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Officers and Trustees
--------------------------------------------------------------------------------

Linda C. Coughlin*                         William F. Glavin, Jr.*
   President and Trustee                      Vice President

Henry P. Becton, Jr.                       James E. Masur*
   Trustee; President,                        Vice President
   WGBH Educational
   Foundation                              Kathleen T. Millard*
                                              Vice President
Dawn-Marie Driscoll
   Trustee; President,                     Gary A. Langbaum*
   Driscoll Associates;                       Vice President
   Executive Fellow,
   Center for Business                     Robert D. Tymoczko*
   Ethics, Bentley College                    Vice President

Edgar R. Fiedler                           Howard S. Schneider*
   Trustee; Senior Fellow                     Vice President
   and Economic Counsellor,
   The Conference Board, Inc.              John Millette*
                                              Vice President and
Keith R. Fox                                  Secretary
   Trustee; General Partner,
   The Exeter Group of Funds               Kathryn L. Quirk*
                                              Vice President and
Jean Gleason Stromberg                        Assistant Secretary
   Trustee; Consultant
                                           John R. Hebble*
Jean C. Tempel                                Treasurer
   Trustee; Managing
   Director, First Light                   Thomas Lally*
   Capital, LLC                               Assistant Treasurer

Steven Zaleznick                           Brenda Lyons*
   Trustee; President and                     Assistant Treasurer
   Chief Executive Officer,
   AARP Services, Inc.                     Caroline Pearson*
                                              Assistant Secretary
Thomas V. Bruns*
   Vice President                          *   Zurich Scudder Investments, Inc.

William F. Gadsden*
   Vice President

Account Management Resources
--------------------------------------------------------------------------------


      Legal Counsel   Dechert

                      Ten Post Office Square South
                      Boston, MA 02109
--------------------------------------------------------------------------------

        Shareholder   Scudder Investments Service Company
      Service Agent
                      P.O. Box 219151
                      Kansas City, MO 64121
--------------------------------------------------------------------------------

      Custodian and   State Street Bank and Trust Company
     Transfer Agent
                      225 Franklin Street
                      Boston, MA 02110
--------------------------------------------------------------------------------

        Independent   PricewaterhouseCoopers LLP
        Accountants
                      160 Federal Street
                      Boston, MA 02110
--------------------------------------------------------------------------------

          Principal   Scudder Distributors, Inc.
        Underwriter
                      222 South Riverside Plaza
                      Chicago, IL 60606
                      www.scudder.com
                      (800) 621-1048
--------------------------------------------------------------------------------

SCUDDER
INVESTMENTS



222 South Riverside Plaza
Chicago, IL 60606-5808




A member of [LOGO] Zurich Scudder Investments

Performance Summary                                           September 30, 2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Average Annual Total Returns*
--------------------------------------------------------------------------------

                                                                       Life of
                                                                       Class**
--------------------------------------------------------------------------------
Scudder Capital Growth Fund -- Class I Shares                          -20.65%
--------------------------------------------------------------------------------
S&P 500 Index+                                                         -14.69%
--------------------------------------------------------------------------------

Performance is historical and includes reinvestment of dividends and capital gains. Investment return and principal value will fluctuate with changing market conditions, so that when redeemed shares may be worth more or less than their original cost.

* Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends. The performance in the graph above also includes reinvestment of dividends. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights in the annual report.

** The Class commenced operations on June 25, 2001. Index comparisons begin June 30, 2001.

+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.




Investment Manager
Zurich Scudder Investments

Principal Underwriter
Scudder Distributors, Inc.

This report is not to be distributed unless preceded or accompanied by a Scudder Capital Growth Fund prospectus and the 2001 Annual Report for Scudder Capital Growth Fund.